Assets and Liabilities for insurance and reinsurance contracts - Summary of movement of issued insurance contract liabilities (Parenthetical) (Detail) - Annuities And Retirement Disabilities And Survival Annuities And SCTR Insurance [Member]
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
USD [Member] | Top of range [member]
Disclosure Of Movement Of Insurance Contract Liability [Line Items]
Percentage of fluctuation due to increase decrease in rates		6.409%	6.472%
USD [Member] | Bottom of range [member]
Disclosure Of Movement Of Insurance Contract Liability [Line Items]
Percentage of fluctuation due to increase decrease in rates	6.412%	6.409%
PEN [Member] | Top of range [member]
Disclosure Of Movement Of Insurance Contract Liability [Line Items]
Percentage of fluctuation due to increase decrease in rates	6.922%		8.139%
PEN [Member] | Bottom of range [member]
Disclosure Of Movement Of Insurance Contract Liability [Line Items]
Percentage of fluctuation due to increase decrease in rates		6.962%
S Or Vac [Member] | Top of range [member]
Disclosure Of Movement Of Insurance Contract Liability [Line Items]
Percentage of fluctuation due to increase decrease in rates		3.722%	4.765%
S Or Vac [Member] | Bottom of range [member]
Disclosure Of Movement Of Insurance Contract Liability [Line Items]
Percentage of fluctuation due to increase decrease in rates	3.599%	3.722%